Taxation - Summary of Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax:
Charge in respect of current period	$ 13,066	$ 16,383	$ 7,254
Adjustments in respect of prior periods	(422)	(947)	(719)
Total	12,644	15,436	6,535
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	(305)	5,196	2,971
Relating to changes in tax rates and legislation	242	785	10
Adjustments in respect of prior periods	410	524	(317)
Total	347	6,505	2,664
Total taxation charge	$ 12,991	$ 21,941	$ 9,199